November 28, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

DIVISION OF CORPORATION FINANCE

100 F Street, N.E.

Washington, DC 20549-3561

Re:	Harry’s Trucking, Inc.
Amendment No. 4 to Registration Statement on Form SB-2
Originally filed February 13, 2007
File No. 333-140637

To Whom It May Concern,

Following are responses to comments made by the United States Securities and Exchange Commission dated November 9th, 2007 for File No. 333-140637. The comments are in the same numerical order as they were provided.

Risk Factors, Page 7

1.

We have added a new risk factor and additional language to a risk factor on page 9 to further address the threat of 1.) The effects on our business if we are unable to obtain additional funds to meet our working capital needs and 2.) The effects on our business should we be unable to hire qualified sales associates.

Competition, Page 26

2.	We have deleted the final sentence of the referenced paragraph.

Executive Compensation Table, Page 38

3.	We have added disclosure that our directors did not receive compensation.

Exhibit 5

4.	The first sentence of the last paragraph of the legal opinion has been revised to delete the terms “internal” and “corporate”.

5.	We have also updated previously filed material including financial information for the period ended September 30, 2007.